LOANS	6 Months Ended
Jun. 30, 2011
LOANS [Abstract]
LOANS
NOTE D - LOANS

Loans
Major Classifications

Major classifications of loans were as follows:
	June 30,	December 31,
	2011	2010
	(In thousands)

Commercial, financial and agricultural	$41,987	$33,347
Real estate - construction and development	57,749	56,673
Real estate - mortgage	126,897	134,964
Installment loans to individuals	20,832	20,186
Other	1,373	2,594
	248,838	247,764
Less allowance for loan losses	(5,377)	(4,477)
	$243,461	$243,287

Activity in the allowance for loan losses for the period indicated is as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2011	2010	2011	2010
	(In thousands)		(In thousands)
Balance at beginning of period	$4,809	$4,143	$4,477	$4,352
Provision for loan losses	1,076	576	1,506	852
Loans charged-off	(631)	(1,176)	(931)	(1,887)
Recoveries on loans previously charged-off	123	167	325	393
Balance at end of period	$5,377	$3,710	$5,377	$3,710

The following table provides the ending balances in the Company's loans and allowance for loan losses, broken down by portfolio segment as of June 30, 2011 and December 31, 2010.  The table also provides additional detail as to the amount of our loans and allowance that corresponds to individual versus collective impairment evaluation.  The impairment evaluation corresponds to the Company's systematic methodology for estimating its Allowance for Loan Losses.

June 30, 2011
		Installment	Commercial,
		and	Financial
	Real Estate	Other	and Agriculture	Total
	(In thousands)
Loans
Individually evaluated	$14,986	$28	$427	$15,441
Collectively evaluated	169,660	22,177	41,560	233,397
Total	$184,646	$22,205	$41,987	$248,838

Allowance for Loan Losses
Individually evaluated	$3,155	$1	$24	$3,180
Collectively evaluated	1,517	383	297	2,197
Total	$4,672	$384	$321	$5,377

December 31, 2010
		Installment	Commercial,
		and	Financial
	Real Estate	Other	and Agriculture	Total
	(In thousands)
Loans
Individually evaluated	$44,284	$28	$950	$45,262
Collectively evaluated	147,359	22,752	32,391	202,502
Total	$191,643	$22,780	$33,341	$247,764

Allowance for Loan Losses
Individually evaluated	$2,870	$1	$8	$2,879
Collectively evaluated	1,136	215	247	1,598
Total	$4,006	$216	$255	$4,477

At June 30, 2011, and December 31, 2010, loans lines of $250,000 and greater, rated substandard or lower, were analyzed for impairment.  The following is a summary comparison of the analysis for impairment.

	June 30,	December 31,
	2011	2010
	(In thousands)
Loans analyzed for impairment
without a valuation allowance	$2,790,990	$28,171,248
Loans analyzed for impairment
with a valuation allowance	12,649,950	17,090,793
Total impaired loans	$15,440,940	$45,262,041
Valuation allowance related to impaired loans	$3,180,352	$2,879,000

The following table provides additional detail of loans lines of $250,000 and greater, rated substandard or lower which were analyzed for impairment and reflects the breakdown according to class as of June 30, 2011, and December 31, 2010.  The recorded investment included in the following table represents customer balances net of any partial charge-offs recognized on the loans, net of any deferred fees and costs.  As a majority of these loans at June 30, 2011, and December 31, 2010, are on nonaccrual status, the recorded investment excludes any insignificant amount of accrued interest receivable on loans 90 days or more past due and still accruing.  The unpaid balance represents the recorded balance prior to any partial charge-offs.

June 30, 2011
				Average	Interest
				Recorded	Income
	Recorded	Unpaid	Related	Investment	Recognized
	Investment	Balance	Allowance	YTD	YTD
	(In thousands)
Loans analyzed for
impairment with
no related allowance:
Commercial, financial, and agricultural	$159	$159	$-	$168	$4
Real estate-construction and development	472	472	-	471	2
Real estate-mortgage	2,160	2,160	-	2,164	48
Installment loans and other	-	-	-	-	-
Total	$2,791	$2,791	$-	$2,803	$54
Loans analyzed for
impairment with
a related allowance:
Commercial, financial, and agricultural	$268	$288	$24	$268	$-
Real estate-construction and development	8,330	8,330	2,186	8,272	13
Real estate-mortgage	4,024	4,485	969	4,039	20
Installment loans and other	28	28	1	28	-
Total	$12,650	$13,131	$3,180	$12,607	$33
Total loans analyzed for
impairment:
Commercial, financial, and agricultural	$427	$447	$24	$436	$4
Real estate-construction and development	8,802	8,802	2,186	8,743	15
Real estate-mortgage	6,184	6,645	969	6,203	68
Installment loans and other	28	28	1	28	-
Total Impaired Loans	$15,441	$15,922	$3,180	$15,410	$87

December 31, 2010
				Average	Interest
				Recorded	Income
	Recorded	Unpaid	Related	Investment	Recognized
	Investment	Balance	Allowance	YTD	YTD
	(In thousands)
Impaired loans with
no related allowance:
Commercial, financial, and agricultural	$623	$623	$-	$580	$29
Real estate-construction and development	17,886	17,886	-	20,360	762
Real estate-mortgage	9,662	9,662	-	9,759	377
Installment loans and other	-	-	-	-	-
Total	$28,171	$28,171	$-	$30,699	$1,168
Impaired loans with
a related allowance:
Commercial, financial, and agricultural	$327	$347	$8	$338	$12
Real estate-construction and development	12,030	12,030	1,667	10,788	364
Real estate-mortgage	4,706	4,982	1,203	4,784	192
Installment loans and other	28	28	1	31	1
Total	$17,091	$17,387	$2,879	$15,941	$569
Total Impaired Loans
Commercial, financial, and agricultural	$950	$970	$8	$918	$41
Real estate-construction and development	29,916	29,916	1,667	31,148	1,126
Real estate-mortgage	14,368	14,644	1,203	14,543	569
Installment loans and other	28	28	1	31	1
Total Impaired Loans	$45,262	$45,558	$2,879	$46,640	$1,737

The following table is summary of nonaccrual loans and loans past due 90 days still on accrual status:

	June 30,	December 30,
	2011	2010
	(In thousands)
Nonaccrual loans	$14,006	$9,584
Loans past due over 90 days still on accrual	$3	$63

The following table is a summary of interest recognized and cash-basis interest earned on impaired loans:

	Three Months Ended June 30,		Six Months Ended June 30,
	2011	2010	2011	2010
Average of individually impaired loans
during period	$15,379	$35,733	$15,410	$43,824
Interest income recognized during
impairment	$-	$-	$87	$-
Cash-basis interest income recognized	$68	$-	$107	$-

The following table summarizes by class the Company's loans classified as past due in excess of 30 days or more in addition to those loans classified as non-accrual:

June 30, 2011
		90 Days +
	30-89	Past Due
	Days Past	and Still	Non-Accrual	Total	Total
	Due	Accruing	Loans	Past Due	Loans
	(In thousands)

Commercial, financial	$384	$-	$314	$698	$41,987
and agricultural
Real estate - construction
and development	1,304	-	8,760	10,064	57,749
Real estate - mortgage	3,706	-	4,788	8,494	126,897
Installment loans to individuals	856	-	144	1,000	20,832
Other	80	3	-	83	1,373
Total	$6,330	$3	$14,006	$20,339	$248,838

December 31, 2010
		90 Days +
	30-89	Past Due
	Days Past	and Still	Non-Accrual	Total	Total
	Due	Accruing	Loans	Past Due	Loans
	(In thousands)

Commercial, financial	$238	$29	$326	$593	$33,347
and agricultural
Real estate - construction
and development	1,016	-	3,856	4,872	56,673
Real estate - mortgage	2,070	-	5,237	7,307	134,964
Installment loans to individuals	842	-	165	1,007	20,186
Other	67	34	-	101	2,594
Total	$4,233	$63	$9,584	$13,880	$247,764

The Company categorizes loans into risk categories based on relevant information about the ability of borrowers to service their debt, such as: current financial information, historical payment experience, credit documentation, public information, and current economic trends, among other factors. The Company uses the following definitions for risk ratings, which are consistent with the definitions used in supervisory guidance:

Special Mention:  Loans classified as special mention have a potential weakness that deserves management's close attention. If left uncorrected, these potential weaknesses may result in deterioration of the repayment prospects for the loan or of the institution's credit position at some future date.

Substandard:  Loans classified as substandard are inadequately protected by the current net worth and paying capacity of the obligor or of the collateral pledged, if any. Loans so classified have a well-defined weakness or weaknesses that jeopardize the liquidation of the debt. They are characterized by the distinct possibility that the institution will sustain some loss if the deficiencies are not corrected.

Doubtful:  Loans classified as doubtful have all the weaknesses inherent in those classified as substandard, with the added characteristic that the weaknesses make collection or liquidation in full, on the basis of currently existing facts, conditions, and values, highly questionable and improbable.

Loans not meeting the criteria above that are analyzed individually as part of the above described process are considered to be pass rated loans.

As of June 30, 2011, and December 31, 2010, and based on the most recent analysis performed, the risk category of loans by class of loans is as follows:

June 30, 2011
	Real Estate		Installment
	Commercial &	Real Estate	and	Financial
	Development	Mortgage	Other	and Agriculture	Total
	(In thousands)
Pass	$19,379	$98,412	$21,070	$31,007	$169,868
Special Mention	8,187	12,340	675	9,703	30,905
Substandard	30,183	16,150	461	1,280	48,074
Doubtful	-	-	-	-	-
Subtotal	57,749	126,902	22,206	41,990	248,847
Less: Unearned
Discount	-	5	1	3	9
Loans, net of
unearned discount	$57,749	$126,897	$22,205	$41,987	$248,838

December 31, 2010

	Real Estate		Installment	Commercial,
	Commercial &	Real Estate	and	Financial
	Development	Mortgage	Other	and Agriculture	Total
	(In thousands)
Pass	$15,545	$107,179	$21,514	$24,098	$168,336
Special Mention	10,261	10,329	643	7,811	29,044
Substandard	30,867	17,456	623	1,443	50,389
Doubtful	-	-	-	-	-
Subtotal	56,673	134,964	22,780	33,352	247,769
Less: Unearned
Discount	-	-	-	5	5
Loans, net of
unearned discount	$56,673	$134,964	$22,780	$33,347	$247,764